UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


      Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 20th Floor
          New York, New York  10178


13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline             New York, New York              May 15, 2012
--------------------         ------------------------        -------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           16

Form 13F Information Table Value Total:       $1,366,121
                                              (thousands)



List of Other Included Managers:


Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP

(2)  28-14501                       Axial Capital Master, L.P.


                                                     FORM 13F INFORMATION TABLE
                                                    Axial Capital Management LLC
                                                           March 31, 2012


COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------               ---------       ---------  -------- ------------------ -------------- -------- ------------------------
                               TITLE                     VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP    (X$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
--------------               ---------       ---------  -------- --------- --- ---- -------------- -------- --------- ------ -------
COMCAST CORP NEW             CL A SPL        20030N200   13,469    456,417 SH       Shared/Defined   1,2            0   0    456,417
CORINTHIAN COLLEGES INC      COM             218868107    1,368    330,411 SH       Shared/Defined   1,2      330,411   0          0
COVANTA HLDG CORP            COM             22282E102   41,097  2,532,143 SH       Shared/Defined   1,2    2,532,143   0          0
ELECTRONICS FOR IMAGING INC  COM             286082102    6,207    373,463 SH       Shared/Defined   1,2      373,463   0          0
ISHARES INC                  MSCI GERMAN     464286806   16,130    692,849 SH       Shared/Defined   1,2      692,849   0          0
ISHARES INC                  MSCI JAPAN      464286848   29,756  2,924,409 SH       Shared/Defined   1,2    2,924,409   0          0
ISHARES INC                  MSCI S KOREA    464286772    6,156    103,385 SH       Shared/Defined   1,2      103,385   0          0
ISHARES TR                   RUSSELL 2000    464287655  225,201  2,719,488 SH       Shared/Defined   1,2    2,719,488   0          0
LKQ CORP                     COM             501889208   11,116    356,623 SH       Shared/Defined   1,2      356,623   0          0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT  55608B105   35,905  1,088,359 SH       Shared/Defined   1,2    1,088,359   0          0
POWERSHARES QQQ TRUST        UNIT SER 1      73935A104   16,361    242,208 SH       Shared/Defined   1,2      242,208   0          0
QLT INC                      COM             746927102   62,055  8,865,036 SH       Shared/Defined   1,2    8,865,036   0          0
SEMGROUP CORP                CL A            81663A105   12,880    441,988 SH       Shared/Defined   1,2      441,988   0          0
SPDR S&P 500 ETF TR          TR UNIT         78462F103  875,435  6,217,135 SH       Shared/Defined   1,2    6,217,135   0          0
TIBCO SOFTWARE INC           COM             88632Q103    5,848    191,752 SH       Shared/Defined   1,2      191,752   0          0
TIVO INC                     COM             888706108    7,138    595,370 SH       Shared/Defined   1,2      595,370   0          0








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